INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Revenue
Rent	$ 26,165,746		$ 31,951,862
Interest and other	679,673		1,918,922
Operating Partnerships Revenues	26,845,419		33,870,784
Expenses
Interest	3,837,515		4,766,338
Depreciation and amortization	6,544,906		7,802,472
Taxes and insurance	3,180,705		4,007,496
Repairs and maintenance	3,630,230		5,797,945
Operating expenses	10,203,611		12,267,164
Other expenses	840,014		1,280,559
Operating Partnerships Total Expenses	28,236,981		35,921,974
NET INCOME (LOSS)	(1,391,562)		(2,051,190)
Net income (loss) allocated to Boston Capital Tax Credit Fund V L.P.	(1,806,959)	[1]	(2,903,946)	[2]
Net income (loss) allocated to other partners	415,397		852,756
Series Forty Seven [Member]
Revenue
Rent	7,462,574		11,369,161
Interest and other	162,294		263,681
Operating Partnerships Revenues	7,624,868		11,632,842
Expenses
Interest	910,864		1,476,017
Depreciation and amortization	1,682,462		2,474,120
Taxes and insurance	984,122		1,635,088
Repairs and maintenance	1,080,753		1,636,286
Operating expenses	2,984,871		4,278,826
Other expenses	287,129		512,060
Operating Partnerships Total Expenses	7,930,201		12,012,397
NET INCOME (LOSS)	(305,333)		(379,555)
Net income (loss) allocated to Boston Capital Tax Credit Fund V L.P.	(390,578)	[1]	(833,245)	[2]
Net income (loss) allocated to other partners	85,245		453,690
Series Forty Eight [Member]
Revenue
Rent	4,555,665		6,769,915
Interest and other	96,314		1,314,502
Operating Partnerships Revenues	4,651,979		8,084,417
Expenses
Interest	464,186		715,567
Depreciation and amortization	1,147,891		1,597,640
Taxes and insurance	540,275		794,840
Repairs and maintenance	642,573		2,180,074
Operating expenses	1,884,180		2,651,767
Other expenses	285,206		453,401
Operating Partnerships Total Expenses	4,964,311		8,393,289
NET INCOME (LOSS)	(312,332)		(308,872)
Net income (loss) allocated to Boston Capital Tax Credit Fund V L.P.	(347,614)	[1]	(665,198)	[2]
Net income (loss) allocated to other partners	35,282		356,326
Series Forty Nine [Member]
Revenue
Rent	14,147,507		13,812,786
Interest and other	421,065		340,739
Operating Partnerships Revenues	14,568,572		14,153,525
Expenses
Interest	2,462,465		2,574,754
Depreciation and amortization	3,714,553		3,730,712
Taxes and insurance	1,656,308		1,577,568
Repairs and maintenance	1,906,904		1,981,585
Operating expenses	5,334,560		5,336,571
Other expenses	267,679		315,098
Operating Partnerships Total Expenses	15,342,469		15,516,288
NET INCOME (LOSS)	(773,897)		(1,362,763)
Net income (loss) allocated to Boston Capital Tax Credit Fund V L.P.	(1,068,767)	[1]	(1,405,503)	[2]
Net income (loss) allocated to other partners	$ 294,870		$ 42,740

[1]	Amount includes $390,578, $347,614 and $789,955 for Series 47, Series 48 and Series 49, respectively, of loss not recognized under the equity method of accounting as described in note A.
[2]	Amount includes $833,245, $665,198 and $471,493 for Series 47, Series 48 and Series 49, respectively, of loss not recognized under the equity method of accounting as described in note A.